Supplement to the
Fidelity® Nordic Fund
December 30, 2024
Summary Prospectus

Faris Rahman no longer serves as Co-Lead Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Allyson Ke (Portfolio Manager) has managed the fund since 2021.
NOR-SUSTK-0425-102 1.9886595.102	April 21, 2025